SEWARD & KISSEL LLP

901 K Street, N.W

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Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

January 30, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Corporate Shares
- AB Municipal Income Shares C - AB Municipal Income Shares N File Nos. 333-112207 and 811-21497

Dear Sir or Madam:

On behalf of the above-referenced AB Corporate Shares (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on January 26, 2026.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,

/s/ Linda Y. Kim Linda Y. Kim